Securities at amortized cost (AC) - Schedule of Reconciliation Of Expected Loss To Financial Assets At Amortized Cost (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	R$ 2,673,301
Financial assets at end of period	2,880,511	R$ 2,673,301
Securities At Amortized Cost | Impairment | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	(324)	(183)
(Increase) / Reversal	82	(485)
Write-off	0	0
Financial assets at end of period	(246)	(324)
Securities At Amortized Cost | Impairment | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	(125)	(122)
(Increase) / Reversal	(842)	(123)
Write-off	0	0
Financial assets at end of period	(761)	(125)
Securities At Amortized Cost | Impairment | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	(3,206)	(549)
(Increase) / Reversal	1,860	(2,193)
Write-off	63	0
Financial assets at end of period	(1,485)	(3,206)
Securities At Amortized Cost | Impairment | Transfer to stage 2 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(10)	(449)
Securities At Amortized Cost | Impairment | Transfer to stage 2 | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(39)	(166)
Securities At Amortized Cost | Impairment | Transfer to stage 2 | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(1)	(88)
Securities At Amortized Cost | Impairment | Cure from stage 2 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	39	166
Securities At Amortized Cost | Impairment | Cure from stage 2 | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(10)	(449)
Securities At Amortized Cost | Impairment | Cure from stage 2 | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	46	(149)
Securities At Amortized Cost | Impairment | Transfer to stage 3 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(46)	(149)
Securities At Amortized Cost | Impairment | Transfer to stage 3 | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(175)	(416)
Securities At Amortized Cost | Impairment | Transfer to stage 3 | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(18)	(13)
Securities At Amortized Cost | Impairment | Cure from stage 3 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	1	88
Securities At Amortized Cost | Impairment | Cure from stage 3 | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	18	13
Securities At Amortized Cost | Impairment | Cure from stage 3 | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	175	416
Securities At Amortized Cost | Government securities | Impairment | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	(28)	(36)
(Increase) / Reversal	20	8
Write-off	0	0
Financial assets at end of period	(8)	(28)
Securities At Amortized Cost | Government securities | Impairment | Transfer to stage 2 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	0	0
Securities At Amortized Cost | Government securities | Impairment | Cure from stage 2 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	0	0
Securities At Amortized Cost | Government securities | Impairment | Transfer to stage 3 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	0	0
Securities At Amortized Cost | Government securities | Impairment | Cure from stage 3 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	0
Securities At Amortized Cost | Corporate securities | Impairment | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	(296)	(147)
(Increase) / Reversal	62	(493)
Write-off	0	0
Financial assets at end of period	(238)	(296)
Securities At Amortized Cost | Corporate securities | Impairment | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	(125)	(122)
(Increase) / Reversal	(842)	(123)
Write-off	0	0
Financial assets at end of period	(761)	(125)
Securities At Amortized Cost | Corporate securities | Impairment | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	(3,206)	(549)
(Increase) / Reversal	1,860	(2,193)
Write-off	63	0
Financial assets at end of period	(1,485)	(3,206)
Securities At Amortized Cost | Corporate securities | Impairment | Transfer to stage 2 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(10)	(449)
Securities At Amortized Cost | Corporate securities | Impairment | Transfer to stage 2 | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(39)	(166)
Securities At Amortized Cost | Corporate securities | Impairment | Transfer to stage 2 | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(1)	(88)
Securities At Amortized Cost | Corporate securities | Impairment | Cure from stage 2 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	39	166
Securities At Amortized Cost | Corporate securities | Impairment | Cure from stage 2 | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(10)	(449)
Securities At Amortized Cost | Corporate securities | Impairment | Cure from stage 2 | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	46	(149)
Securities At Amortized Cost | Corporate securities | Impairment | Transfer to stage 3 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(46)	(149)
Securities At Amortized Cost | Corporate securities | Impairment | Transfer to stage 3 | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(175)	(416)
Securities At Amortized Cost | Corporate securities | Impairment | Transfer to stage 3 | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	(18)	(13)
Securities At Amortized Cost | Corporate securities | Impairment | Cure from stage 3 | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	1	88
Securities At Amortized Cost | Corporate securities | Impairment | Cure from stage 3 | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	18	13
Securities At Amortized Cost | Corporate securities | Impairment | Cure from stage 3 | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Increase (decrease) through transfers, financial assets	R$ 175	R$ 416